Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party balances and transactions

Note 12 – Related party balances and transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025 and 2024:

Name of related Party	Relationship
Beijing Runmei Advertising Co., Ltd (“Runmei”)	Under control of the shareholder of Zhenxi Brand
CRservices Limited (“CRservices”)	Under control of the Chairman of the Board of Directors

Subscription receivable

As of December 31, 2025 and 2024, the balance of subscription receivable were both nil. Net proceeds of $1,184,676 were received on January 10, 2024 for the issuance of common shares to investors on December 28, 2023.

Due from related parties

As of December 31, 2025 and 2024, the balance due from related parties are set out below:

	December 31, 2025	December 31, 2024

Beijing Runmei Advertising Co., Ltd*	$—	$247,328
CRservices**	—	—
Total	$—	$247,328

*	The balance due from Runmei was $247,328 as of December 31, 2024, which was borrowed for working capital use, non-interest bearing and payable upon demand. Following its full settlement on March 28, 2025, the balance due from Runmei was nil as of December 31, 2025.
**	The balance due from CRservices was both nil as of December 31, 2025 and 2024, as the consideration of $1,279 for the disposal of Infobird HK on August 11, 2023, was fully settled on April 10, 2024.

Due from discontinued operations, net

Due from discontinued operations, net consist of the following:

	December 31, 2025	December 31, 2024

Due from discontinued operations	$—	$17,632,181
Less: Allowance for expected credit losses	—	(17,632,181)
Due from discontinued operations, net	$—	$—

Movement of allowance for expected credit losses consist of the following:

	December 31, 2025	December 31, 2024

Beginning balance	$17,632,181	$17,632,181
Write off	(17,632,181)	—
Ending balance	$—	$17,632,181

After the Company disposed the discontinued operation entities, those entities continued in the decline of the scale of operation and in the increase of operating losses, which made the collectability of the receivables in doubt. During the year 2023, the Company totally impaired the balance due from discontinued operations by amount of $17,632,181. Based on an analysis of the discontinued operation entities’ current situation, the Company determined that the due from discontinued operations were uncollectible. Consequently, the amount of $17,632,181 was written off in 2025.